EXPLORATION AND EVALUATION ASSETS - Queensway Project - Gander, Newfoundland (Details)			12 Months Ended
	Jul. 29, 2024	Nov. 02, 2022 CAD ($)	Dec. 31, 2024 CAD ($) ha item claim	Dec. 31, 2023 ha item claim
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)	1.60%
Newfoundland
EXPLORATION AND EVALUATION ASSETS
Number of mineral licenses		5
Payments of net smelter return royalties to the optionors			$ 250,000
Queensway
EXPLORATION AND EVALUATION ASSETS
Percentage of interest in mineral licenses		100.00%	100.00%
Number of mineral licenses | item			103	96
Number of claims | claim			7,024	6,659
Area of hectares of land | ha			175,600	166,475
Number of separate, fully executed option agreements | item			9	10
Payments of net smelter return royalties to the optionors			$ 1,000,000
Total cost of NSR'S that may be purchased at entity's discretion			$ 4,250,000
Queensway | Minimum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)			0.40%
Percentage of NSR royalty			0.50%
Queensway | Maximum
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)			3.00%
Percentage of NSR royalty			1.50%